Additional information on the nature of expenses (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	SFr (37,696)	SFr (40,016)	SFr (39,889)
Research and development expenses	(48,604)	(48,784)	(50,749)
Selling, general and administrative expense	(17,583)	(19,362)	(22,238)
Total operating expenses	(66,187)	(68,146)	(72,987)
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research consumables and external research and development expenses	(17,529)	(15,892)	(17,154)
Personnel expenses	(26,735)	(28,376)	(28,101)
Depreciation and amortization	(1,950)	(2,053)	(1,971)
Intellectual property	(515)	(853)	(957)
Facility expenses	(1,100)	(940)	(854)
Other research and development expenses	(765)	(660)	(703)
Royalties and license fees	(10)	(10)	(1,010)
Pension and share-based compensation costs, non-cash portion	1,833	3,447	3,856
Selling, general and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	(10,961)	(11,640)	(11,788)
Other administrative expenses	(6,118)	(7,283)	(9,965)
Depreciation and amortization	(419)	(367)	(416)
Facility expenses	(85)	(72)	(69)
Pension and share-based compensation costs, non-cash portion	SFr 1,586	SFr 2,260	SFr 2,329